EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 14, 2014, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-14-051431) to the definitive version of the Registrant’s prospectus regarding the Class A Shares of the Tax-Managed Small/Mid Cap Fund, dated January 31, 2014, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2014 (SEC Accession No. 0001104659-14-004618).